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Why invest in **FS Global Credit Opportunities Fund**

FS Global Credit Opportunities Fund (the "Fund") gives individual investors access to an investment class, asset managers and strategies that have typically been available only to the largest of institutional investors.

The Fund is intended for investors:



LOOKING FOR TOTAL RETURN
consisting of current income and capital appreciation



SEEKING TO DIVERSIFY
by adding a global alternative investment to their portfolio



WANTING AN ALTERNATIVE
to traditional investment strategies

Click below to watch our video Opportunities in Global Credit



The Fund is unlisted and a long-term investment. Investors should expect to hold the fund for five years. It is not appropriate for short-term investment needs and has additional risks.

Click here to read about the risk factors involved in an investment of this type.

FS GLOBAL CREDIT OPPORTUNITIES FUND

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Fund Overview

FS Global Credit Opportunities Fund is an unlisted, closed-end fund that invests primarily in global credit, including loans, bonds and other credit instruments that companies use to finance their operations. The Fund seeks to generate an attractive total return.

The Fund is managed by leading managers of alternative investments, FS Global Advisor, LLC, an affiliate of Franklin Square Capital Partners, and GSO Capital Partners LP, the credit platform of The Blackstone Group, L.P.

Click below to watch our video Opportunities in Global Credit


FS GLOBAL CREDIT
OPPORTUNITIES FUND

Global High Yield Credit Has Outperformed

Investing globally in fixed income may add diversification to a portfolio and global high yield credit has outperformed global equities over the past five years. Below investment grade instruments (commonly referred to as "high-yield" securities or "junk bonds") may have predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. Investments in high yield securities should be considered speculative.

$100 INVESTED IN GLOBAL HIGH YIELD CREDIT V. GLOBAL EQUITIES


Global high-yield credit
Global equities
$229
$177
$100
2008
2013

Source: Bloomberg, data from December 31, 2008 to June 30, 2013. Indices used: Global High-Yield Credit: Bank of America; Merrill Lynch Global High Yield Index; Global Equities: MSCI AC World Daily Total Return Gross USD. Past performance is not a guarantee of future results. This data is for illustrative purposes only and is not indicative of any investment. An investment cannot be made directly in an index.

FS GLOBAL CREDIT OPPORTUNITIES FUND

Before watching this video, please confirm that you have received the applicable FS Global Credit Opportunities Fund Prospectus

I have reviewed the prospectus

Download the prospectus

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by means of the applicable FS Global Credit Opportunities Fund prospectus filed with the Securities Exchange Commission.

FS GLOBAL CREDIT
OPPORTUNITIES FUND

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FS Global Credit Opportunities Fund—A

Our Approach

The Fund invests primarily in global credit using, among other strategies, an event-driven, high conviction approach.

Global credit: The Fund can invest globally, with an anticipated focus on North America and Western Europe. It will invest primarily in credit, including loans, bonds and other credit instruments that companies use to finance their operations.

Event-driven: In order to create value for investors, the Fund will, among other strategies, seek to benefit from specific corporate events such as mergers, corporate reorganizations or debt maturities that are expected to impact the value of a company's securities. The size and scale of GSO Capital Partners LP create the opportunity for the Fund to accumulate large positions in these securities, allowing the Fund to potentially influence the outcome.

Key Facts

(click here to download the FS Global Credit Opportunities Fund—A Fact Sheet)

Initial Public Offering Price[1]
(as of December 2, 2013)
$10.87

Current Annualized Distribution Rate[2]
To be determined by the Fund's board

Distribution Frequency[3]
Monthly Payment

Target Time Frame to Liquidity
Within five years of commencement of operations

Liquidity[4]
Quarterly tender offers

Inception Date
December 2, 2013

Registered Shares
300 Million

Minimum Investment
$5,000
$500 minimum additional investment

Transaction Expenses
8% (comprised of a 6.0% selling commission and 2.0% dealer manager fee plus up to 1.5% of offering expenses)

Investment Managers (click here to learn more)

Investment Adviser
FS Global Advisor, LLC, an affiliate of Franklin Square Capital Partners

Investment Sub-Adviser
GSO Capital Partners LP, the credit platform of The Blackstone Group L.P.

Read Risk Factors

[1] The public offering price of FS Global Credit Opportunities Fund—A's (the "Company") common shares is subject to a sales load of up to 8.0%, consisting of selling commissions of up to 6.0% and dealer manager fees of up to 2.0% of the Company's public offering price per share, and offering expenses of up to 1.5% of the aggregate proceeds raised in the Company's public offering, after payment of selling commissions and dealer manager fees. Amounts may be rounded.

[2] The current annualized distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current regular weekly cash distribution per share without compounding divided by the current public offering price per share. The current annualized distribution rate shown has been rounded. To date, this rate has not included any distributions paid from offering proceeds or borrowings; however, even if distributions are not paid from offering proceeds or borrowings, a portion of the Company's distributions to shareholders may be deemed to constitute a return of capital for tax purposes due to the character of certain dividends and other distributions received by the Fund from portfolio companies. Any such return of capital will not reduce the amounts available to the Fund for investments.

[3] The payment of future distributions on the Company's common shares is subject to the discretion of the Company's board of trustees and applicable legal restrictions and, therefore, there can be no assurance as to the amount or timing of any such future distributions.

[4] The Company intends to repurchase a limited number of shares pursuant to quarterly tender offers. The Company may amend, suspend or terminate its share repurchase program at any time. See the Company's prospectus for more information.

Note: To invest in FS Global Credit Opportunities Fund—A or FS Global Credit Opportunities Fund—D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not incuding home, furnishings and personal automobiles) of at least $250,000.

FS[2] Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | www.fs2cap.com | Member FINRA/SIPC

Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Tempeton Investments or the Franklin Funds.



FS Global Credit Opportunities Fund—D

Our Approach

The Fund invests primarily in global credit using, among other strategies, an event-driven, high conviction approach.

Global credit: The Fund can invest globally, with an anticipated focus on North America and Western Europe. It will invest primarily in credit, including loans, bonds and other credit instruments that companies use to finance their operations.

Event-driven: In order to create value for investors, the Fund will, among other strategies, seek to benefit from specific corporate events such as mergers, corporate reorganizations or debt maturities that are expected to impact the value of a company's securities. The size and scale of GSO Capital Partners LP create the opportunity for the Fund to accumulate large positions in these securities, allowing the Fund to potentially influence the outcome.

Key Facts

(click here to download the FS Global Credit Opportunities Fund—D Fact Sheet)

Initial Public Offering Price[1]
(as of December 2, 2013)
$10.20

Current Annualized Distribution Rate[2]
To be determined by the Fund's board

Distribution Frequency[3]
Monthly Payment

Target Time Frame to Liquidity
Within five years of commencement of operations

Liquidity[4]
Quarterly tender offers

Inception Date
December 2, 2013

Registered Shares
75 Million

Minimum Investment
$5,000
$500 minimum additional investment

Transaction Expenses
2.0% dealer manager fee (plus up to 1.5% of offering expenses)

Investment Managers (click here to learn more)

Investment Adviser
FS Global Advisor, LLC, an affiliate of Franklin Square Capital Partners

Investment Sub-Adviser
GSO Capital Partners LP, the credit platform of The Blackstone Group L.P.

Read Risk Factors

[1] The public offering price of FS Global Credit Opportunities Fund—D's (the "Company") common shares is subject to dealer manager fees of up to 2.0% of the Company's public offering price per share and offering expenses of up to 1.5% of the aggregate proceeds raised in the Company's public offering, after payment of dealer manager fees. Amounts may be rounded.

[2] The current annualized distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current regular weekly cash distribution per share without compounding) divided by the current public offering price per share. The current annualized distribution rate shown has been rounded. To date, this rate has not included any distributions paid from offering proceeds or borrowings, however, even if distributions are not paid from offering proceeds or borrowings; a portion of the Company's distributions to shareholders may be deemed to constitute a return of capital for tax purposes due to the character of certain dividends and other distributions received by the Fund from portfolio companies. Any such return of capital will not reduce the amounts available to the Fund for investments. See the section titled "Risk Factors" in this fact sheet.

[3] The payment of future distributions on the Company's common shares is subject to the discretion of the Company's board of trustees and applicable legal restrictions and, therefore, there can be no assurance as to the amount or timing of any such future distributions.

[4] The Company intends to repurchase a limited number of shares pursuant to quarterly tender offers. The Company may amend, suspend or terminate its share repurchase program at any time. See the Company's prospectus for more information.

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by means of the applicable prospectus. A copy of the applicable prospectus is available free of charge by contacting the Fund at Cira Centre, 2929 Arch Street, Suite 675, Philadelphia, PA 19104, by phone at 215-495-1150 or by visiting www.fsgcofund.com. This sales and advertising literature must be read in conjunction with the applicable prospectus in order to fully understand all of the implications and risks of the offering of the securities to which the applicable prospectus relates. A copy of the applicable prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. None of the Securities and Exchange Commission, the Attorney General of the State of New York or any state securities commission has approved or disapproved of the securities described herein or determined if the applicable prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Note: To invest in FS Global Credit Opportunities Fund—A or FS Global Credit Opportunities Fund—D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

FS[2] Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | www.fs2cap.com | Member FINRA/SIPC

Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds.

FS GLOBAL CREDIT
OPPORTUNITIES FUND

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Where and how the fund invests

FS Global Credit Opportunities Fund searches for value in global credit markets to generate current income and capital appreciation.

Global Credit

Companies use credit to fund everything from their day-to-day operations to their expansion plans. Investments in credit instruments, including loans, have traditionally not been available to individual investors.

A Wide Opportunity Set

The Fund can invest in a broad range of debt and equity securities of both public and private companies, including:

- Senior secured, second lien and unsecured loans
- Secured and unsecured bonds
- Preferred stock, common stock and structured products

The Fund will invest globally, concentrating on markets that are stable, are well-managed and protect creditors' rights.

ACROSS THE GLOBE, THE SIZE OF THE CORPORATE CREDIT MARKET IS VAST


EUROPEAN CREDIT MARKET $732 billion
NORTH AMERICAN CREDIT MARKET $2.1 trillion
TOTAL GLOBAL CREDIT MARKET $3.2 trillion

Source: Bank of America Merrill Lynch, Credit Suisse, as of December 31, 2012. Assets reflect the aggregate par value of corporate high yield bonds and senior secured loans.

FS[2] Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | www.fs2cap.com | Member FINRA/SIPC



Investing with an Event-Driven Strategy

FS Global Credit Opportunities Fund primarily uses an event-driven strategy, when searching for value among credit opportunities. This means many of the companies in which the Fund invests may be going through a corporate event such as an acquisition, merger or reorganization that may cause the market to undervalue the company. The Fund also looks for broader trends such as legislative or regulatory changes that cause companies to be undervalued by the markets.

The Fund's investment managers select high conviction opportunities that they believe offer the potential for high returns while still providing downside protection for investors.

Event-driven investing has historically outperformed traditional asset classes

This chart illustrates how a $100,000 investment in an event-driven index would have performed over ten years as compared to domestic equities and corporate bonds.


Event-driven index $219,967
Domestic equities $198,579
Corporate bonds $165,748
$100,000
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012

Source: Bloomberg. Shows $100,000 invested from December 31, 2002 to December 31, 2012 utilizing monthly data. Indices used: Domestic Equities: S&P 500 TR Index focuses on the large -cap segment of the market with approximately 75% coverage of U.S. equities. Stocks involve significant risks and may result in the loss of principal. Corporate Bonds: Barclays TR US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. Bond investing involves significant risk including interest rate risk and credit risk that may result in the loss of principal. Event Driven: DJ CS Event Driven Hedge Fund Index is an asset-weighted hedge fund index of more than 5000 funds. The strategy is defined as equity oriented investing designed to capture price movement generated by an anticipated corporate event. There are four popular subcategories in event-driven strategies: risk arbitrage, distressed securities, regulation D and high yield investing. Regulation D allows smaller companies to raise capital through the sale of equity or debt securities without having to register their securities with the SEC. Investments in companies engaged in mergers, reorganizations or liquidations involve special risks as pending deals may not be completed on time or on favorable terms. Risks associated with higher-yielding, lower-rated securities include higher risk of default and loss of principal. This data is for illustrative purposes only and is not indicative of any investment. An investment cannot be made directly in an index.

Alternative strategies have typically generated **higher returns with less risk**

Global macro and event-driven strategies have generally offered a favorable mix of return and risk compared to traditional asset classes such as equities, bonds and real estate over the past ten years.


HIGHER RETURNS LESS RISK
HIGHER RETURNS MORE RISK
ALTERNATIVE STRATEGIES
Global Macro Strategy
Event-driven Debt Strategy
Real Estate
International Equities
Domestic Equities
10-year Treasuries
Corporate Bonds
LOWER RETURNS LESS RISK
LOWER RETURNS MORE RISK
12%
10%
8%
6%
4%
2%
0%
5%
10%
15%
20%
25%
30%
10-YEAR STANDARD DEVIATION
10-YEAR ANNUALIZED RETURN

Source: Bloomberg. Monthly data from December 31, 2002 to December 31, 2012.

Standard deviation is a statistical measure of the volatility of return. Past performance is not a guarantee of future results. The performance in this chart does not represent the past or anticipated future performance of FS Global Credit Opportunities Fund. An investment cannot be made directly in an index.

Indices used: Domestic Equities: S&P 500 TR Index focuses on the 75% coverage of U.S. equities. Stocks involve significant risks and may result in the loss of principal. Corporate Bonds: Barclays TR US Aggregate Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. Bond investing involves significant risk including interest rate risk and credit risk that may result in the loss of principal. International Equities: MSCI EAFE (USD) TR Index represents developed markets outside of North America: Europe, Australasia and the Far East. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Real Estate: NAREIT TR Index is a comprehensive family of REIT performance indices that span the commercial real estate space in the US. Investing in REITs involves additional risks; REITs are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Event Driven: DJ CS Event Driven Hedge Fund Index is an asset-weighted hedge fund index of more than 5000 funds. The strategy is defined as equity oriented investing designed to capture price movement generated by an anticipated corporate event. Investments in companies engaged in mergers, reorganizations or liquidations involve special risks as pending deals may not be completed on time or on favorable terms. Risks associated with higher-yielding, lower-rated securities include higher risk of default and loss of principal. Global Macro: DJ CS Hedge Fund Global Macro Index is an asset-weighted hedge fund index of more than 5000 funds. Global macro managers invest in long and short positions in any of the world's major capital or derivative markets as influenced by economic trends and/or events. Risks associated with foreign investing include currency fluctuations, economic instability and political developments. Developing markets involve heightened risks associated with the smaller size and lower liquidity in those markets.

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by means of the applicable prospectus. A copy of the applicable prospectus is available free of charge by contacting the Fund at Cira Centre, 2929 Arch Street, Suite 675, Philadelphia, PA 19104, by phone at 215-495-1150 or by visiting www.fsgcofund.com. This sales and advertising literature must be read in conjunction with the applicable prospectus in order to fully understand all of the implications and risks of the offering of the securities to which the applicable prospectus relates. A copy of the applicable prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. None of the Securities and Exchange Commission, the Attorney General of the State of New York or any state securities commission has approved or disapproved of the securities described herein or determined if the applicable prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Note: To invest in FS Global Credit Opportunities Fund—A or FS Global Credit Opportunities Fund—D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

FS[2] Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | www.fs2cap.com | Member FINRA/SIPC

Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds.

FS GLOBAL CREDIT
OPPORTUNITIES FUND

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Home > Fund Overview > Investment Managers

The investment **management team**

A team of experts from Franklin Square Capital Partners and GSO / Blackstone manages FS Global Credit Opportunities Fund.

FRANKLIN SQUARE
CAPITAL PARTNERS

Innovative alternatives for the investing public

Franklin Square is a leading manager of alternative investment funds designed to enhance investors' portfolios by providing access to asset classes, strategies and asset managers that typically have been available to only the largest institutional investors. The firm's funds offer "endowment-style" investment strategies that can help investors diversify their portfolios and manage risk.

FRANKLIN SQUARE CAPITAL PARTNERS ASSETS UNDER MANAGEMENT AS OF OCTOBER 30, 2013

$9 billion

NUMBER OF INVESTORS

148,000+

GSO
CAPITAL PARTNERS
A Blackstone Company

Scale and expertise

GSO Capital Partners LP, the credit platform of The Blackstone Group L.P., is one of the largest global managers of leveraged loans and non-investment grade credit with over 235 professionals across the globe. Their scale and expertise allow them to provide financing solutions that can enhance a business' financial flexibility, while seeking to capture opportunities for investors.

The Blackstone Group is a global leader in the alternative asset management industry with over $229 billion in assets under management (as of June 30, 2013). Blackstone has more than 1,500 limited partners, including public and corporate pension funds, academic endowments and charitable foundations and other investors in over 52 countries.

GSO CAPITAL PARTNERS ASSETS UNDER MANAGEMENT AS OF SEPTEMBER 30, 2013

$63.3 billion

GLOBAL PRESENCE

New York
Dublin
Houston
London
Sydney

Note: To invest in FS Global Credit Opportunities Fund—A or FS Global Credit Opportunities Fund—D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

FS[2] Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | www.fs2cap.com | Member FINRA/SIPC

Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds.

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RISK FACTORS

Investments in FS Global Credit Opportunities Fund (the "Fund") will be made indirectly through two funds, FS Global Credit Opportunities Fund-A and FS Global Credit Opportunities Fund-D (together, the "Companies"), which will invest substantially all of the net proceeds from their public offerings in common shares of beneficial interest of the Fund. The Fund is a separate non-diversified, closed-end management investment company that will carry out the investment strategies generally described in the prospectuses of the Companies. An investment in the Companies involves a high degree of risk and may be considered speculative. The following are some of the risks an investment in common shares of the Companies involves; however, investors should carefully consider all of the risks discussed in the applicable Company's prospectus, including the risk factors set forth under the section entitled "Types of Investments and Related Risks," before deciding to invest in the common shares of such Company.

- An investment in the common shares of beneficial interest of the Companies is not suitable for an investor if they need access to the money they invest.
- Shareholders of the Companies should consider that they may not have access to the money they invest for an indefinite period of time.
- Unlike an investor in most closed-end funds, shareholders of the Companies should not expect to be able to sell their shares regardless of how the Companies perform.
- If a shareholder is able to sell their shares, the shareholder will likely receive less than their purchase price and the then current net asset value per share.
- Unlike most closed-end funds, the Companies' shares will not be listed on any securities exchange and the Companies will not seek to complete liquidity events for at least five years from the date they commence operations.
- Although the Companies intend to implement share repurchase programs, they may be discontinued at any time and only a limited number of shares will be eligible for repurchase.
- The Companies' distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Companies for investment. Any capital returned to shareholders through distributions will be distributed after payment of fees and expenses, as well as the sales load.
- The Companies' and the Fund's distributions may be funded in significant part from the reimbursement of certain expenses, including through the waiver of certain investment advisory fees payable by the Fund, that are subject to repayment to the Companies' and the Fund's affiliate, Franklin Square Holdings, L.P. ("Franklin Square Holdings"). If Franklin Square Holdings does not agree to reimburse certain of the Companies' or the Fund's expenses, including through the waiver of certain advisory fees payable by the Fund, significant portions of the Companies' and the Fund's distributions may come from offering proceeds or borrowings. The repayment of any amounts owed to Franklin Square Holdings will reduce the future distributions to which shareholders would otherwise be entitled.
- Even if the Fund does eventually list its shares, shares of closed-end funds frequently trade at a discount to net asset value and this creates a risk of loss for investors who purchase shares at the offering price. This risk is separate and distinct from the risk that the Companies' net asset values will decrease.
- Investors may not receive distributions or distributions may not grow over time. Delays in locating suitable investment opportunities may cause all or a portion of distributions paid to investors to constitute a return of capital to investors for tax purposes.
- Investments in securities and other obligations of companies that are experiencing distress involve a substantial degree of risk, require a high level of analytical sophistication for successful investment and require active monitoring.
- Investments in expectation of a specific event or catalyst can result in losses if the event fails to occur or it does not have the effect foreseen.
- Investments in various types of debt securities and instruments may be secured, unsecured, rated or unrated, are subject to non-payment risk and may be speculative in nature.
- Below investment grade instruments (commonly referred to as "high-yield" securities or "junk bonds") may be particularly susceptible to economic downturns, which could cause losses.
- Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals.
- Investments in illiquid and restricted securities may be difficult to dispose of at a fair price and may adversely affect the Fund's business.
- Investments in securities of non-U.S. issuers or borrowers, including those in emerging foreign markets, are subject to risks in addition to those typically associated with investments in the United States or other developed countries, any of which may adversely affect the operating results of the Fund and the Companies.
- The value of convertible securities may be adversely affected by changes in interest rates, as well as the market price and volatility of the underlying security.
- Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund.
- By focusing on a limited number of investment opportunities, the number and type of companies and industries in which the Fund invests may be limited, which will expose the Fund and the Companies to a greater risk of loss from isolated events.
- Financial market risks, including changes in interest rates, may have a substantial negative impact on the Fund's investments and operating results.
- The Fund may borrow funds to make investments, which would increase the volatility of its investments and may increase the risks of investing in the securities of the Companies.
- The Fund and the Companies have no operating history and are subject to the business risks and uncertainties associated with any new business.
- The public offerings by the Companies will be "best efforts" offerings and, if the Companies are unable to raise substantial funds, the Fund may be more limited in the issuers and industries in which it invests and returns on investments may be reduced as expenses are spread over a smaller capital base.

Accordingly, an investment in the Companies should be considered speculative and entails substantial risks, and a prospective investor should invest in the Companies only if he or she can sustain a complete loss of investment.

FS GLOBAL CREDIT OPPORTUNITIES FUND



Expand your investment universe **with alternatives**

Having a well-diversified portfolio may help you better manage market volatility. There is a world of investments beyond traditional options that many of the largest institutional investors are using to diversify and enhance their portfolios.

Recent years have been challenging for individual investors

After experiencing two bear markets in 15 years, many investors saw the value of their portfolios significantly decline. As a result, they moved from stocks to bonds. With yields near historic lows, the income generated from bonds isn't enough for many investors. And, if interest rates go up, investors risk losing money.


STOCKS HAVE BEEN VOLATILE
1606.2
970.4
1998
2013
BOND YIELDS ARE NEAR HISTORIC LOWS
10.3%
2.5%
1980
2013

Source: Bloomberg, data for S&P 500 from January 1, 1998 to June 30, 2013. Data for U.S. Treasury Bond from January 1, 1980 to June 30, 2013. Indices used: Stocks: S&P 500; Bonds: 30-Year U.S. Treasury Bond. This data is for illustrative purposes only and is not indicative of any investment. An investment cannot be made directly in an index.

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by means of the applicable prospectus. A copy of the applicable prospectus is available free of charge by contacting the Fund at Cira Centre, 2929 Arch Street, Suite 675, Philadelphia, PA 19104, by phone at 215-495-1150 or by visiting www.fsgcofund.com. This sales and advertising literature must be read in conjunction with the applicable prospectus in order to fully understand all of the implications and risks of the offering of the securities to which the applicable prospectus relates. A copy of the applicable prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. None of the Securities and Exchange Commission, the Attorney General of the State of New York or any state securities commission has approved or disapproved of the securities described herein or determined if the applicable prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Note: To invest in FS Global Credit Opportunities Fund—A or FS Global Credit Opportunities Fund—D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

FS[2] Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | www.fs2cap.com | Member FINRA/SIPC

Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds.

FS GLOBAL CREDIT
OPPORTUNITIES FUND

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Literature & Forms

Forms



Subscription Documents
- FS Global Credit Opportunities Fund—A Subscription Agreement
- FS Global Credit Opportunities Fund—D Subscription Agreement

Custodian Change
Financial Advisor Address-Broker Dealer Change Form
Investor Change of Address
IRA Reimbursement Form
Transfer Form
Transfer on Death Beneficiary Registration or Change Notice Form

Fund Literature



FS Global Credit Opportunities Fund—A Fact Sheet
FS Global Credit Opportunities Fund—D Fact Sheet



FS Global Credit Opportunities Fund Investor Guide
FS Global Credit Opportunities Fund Investor Presentation (link to be provided tomorrow)



FS Global Credit Opportunities Fund Investor Video

Prospectus/Supplements



FS Global Credit Opportunities Fund—A Prospectus dated 10-23-2013
FS Global Credit Opportunities Fund—A Statement of Additional Information dated 10-23-2013
FS Global Credit Opportunities Fund—D Prospectus dated 10-23-2013
FS Global Credit Opportunities Fund—D Statement of Additional Information dated 10-23-2013

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by means of the applicable prospectus. A copy of the applicable prospectus is available free of charge by contacting the Fund at Cira Centre, 2929 Arch Street, Suite 675, Philadelphia, PA 19104, by phone at 215-495-1150 or by visiting www.fsgcofund.com. This sales and advertising literature must be read in conjunction with the applicable prospectus in order to fully understand all of the implications and risks of the offering of the securities to which the applicable prospectus relates. A copy of the applicable prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. None of the Securities and Exchange Commission, the Attorney General of the State of New York or any state securities commission has approved or disapproved of the securities described herein or determined if the applicable prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Note: To invest in FS Global Credit Opportunities Fund—A or FS Global Credit Opportunities Fund—D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

FS^2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | www.fs2cap.com | Member FINRA/SIPC

Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds.

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FS GLOBAL CREDIT
OPPORTUNITIES FUND

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XX-XX-XXXX — Franklin Square Capital Partners Launches Global Credit Alternative

Reports & SEC Filings

10-23-2013 — FS Global Credit Opportunities Fund--A Prospectus

10-23-2013 — FS Global Credit Opportunities Fund--A Statement of Additional Information

10-23-2013 — FS Global Credit Opportunities Fund--D Prospectus

10-23-2013 — FS Global Credit Opportunities Fund--D Statement of Additional Information

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by means of the applicable prospectus. A copy of the applicable prospectus is available free of charge by contacting the Fund at Cira Centre, 2929 Arch Street, Suite 675, Philadelphia, PA 19104, by phone at 215-495-1150 or by visiting www.fsgcofund.com. This sales and advertising literature must be read in conjunction with the applicable prospectus in order to fully understand all of the implications and risks of the offering of the securities to which the applicable prospectus relates. A copy of the applicable prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. None of the Securities and Exchange Commission, the Attorney General of the State of New York or any state securities commission has approved or disapproved of the securities described herein or determined if the applicable prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Note: To invest in FS Global Credit Opportunities Fund—A or FS Global Credit Opportunities Fund—D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

FS[2] Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | www.fs2cap.com | Member FINRA/SIPC

Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds.

Terms of Use | Privacy Policy | Corporate Governance

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Home > About Franklin Square

About Franklin Square

Franklin Square is a leading manager of alternative investment funds designed to enhance investors' portfolios by providing access to asset classes, strategies and asset managers that typically have been available to only the largest institutional investors. The firm's funds offer "endowment-style" investment strategies that help construct diversified portfolios and manage risk. Franklin Square strives not only to maximize investment returns but also to set the industry standard for best practices by focusing on transparency, investor protection and education for investment professionals and their clients.

FRANKLIN SQUARE

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus.

Founded in Philadelphia in 2007, Franklin Square quickly established itself as a leader in the world of alternative investments by introducing innovative credit-based income funds, including the industry's first non-traded business development company. The firm currently manages four funds with approximately $7.9 billion* in assets. Each fund is sub-advised by GSO, a world-leading private debt asset manager and the credit platform of The Blackstone Group L.P.

Forbes Magazine ranked Franklin Square 13th on its 2013 list of America's Most Promising Companies. Franklin Square distributes its funds through its affiliated broker-dealer, FS^2 Capital Partners, LLC. For more information, please visit www.franklinsquare.com.

* Assets under management as of June 30, 2013.

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by means of the applicable prospectus. A copy of the applicable prospectus is available free of charge by contacting the Fund at Cira Centre, 2929 Arch Street, Suite 675, Philadelphia, PA 19104, by phone at 215-495-1150 or by visiting www.fsgcofund.com. This sales and advertising literature must be read in conjunction with the applicable prospectus in order to fully understand all of the implications and risks of the offering of the securities to which the applicable prospectus relates. A copy of the applicable prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. None of the Securities and Exchange Commission, the Attorney General of the State of New York or any state securities commission has approved or disapproved of the securities described herein or determined if the applicable prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Note: To invest in FS Global Credit Opportunities Fund—A or FS Global Credit Opportunities Fund—D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

FS^2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | www.fs2cap.com | Member FINRA/SIPC

Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds.

Terms of Use | Privacy Policy | Corporate Governance

FS GLOBAL CREDIT
OPPORTUNITIES FUND

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Home > Contact Us

Contact Us

For more information about FS Global Credit Opportunities Fund, please contact the dealer manager for the offerings:

FS² Capital Partners, LLC
Cira Centre
2929 Arch Street, Suite 675
Philadelphia, PA 19104
877.372.9880
www.fs2cap.com
Member FINRA/SIPC

For Financial Advisors

Financial Advisers may contact the dealer manager for the offerings, FS² Capital Partners, LLC, Member FINRA/SIPC, for more information at (877) 372-9880 or visit www.fs2cap.com

For Prospective Investors

If you are a prospective investor, we encourage you to contact your financial advisor to find out if investing in FS Global Credit Opportunities Fund is suitable for you.

Working with the right financial advisor is a vital part of having a sound financial plan, particularly when considering alternative investments. This is why Franklin Square Capital Partners' funds are only available through financial advisors.

A financial advisor can help you assess your financial goals based on your investment time frame and understand your tolerance for risk. Using these factors, your advisor can help you allocate your portfolio according to your financial situation, as well as understand the risks and rewards of various investments.

For Media Contact

Dana Taormina
Jennifer Connelly Public Relations
973-850-7305
dtaormina@jcprinc.com

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by means of the applicable prospectus. A copy of the applicable prospectus is available free of charge by contacting the Fund at Cira Centre, 2929 Arch Street, Suite 675, Philadelphia, PA 19104, by phone at 215-495-1150 or by visiting www.fsgcofund.com. This sales and advertising literature must be read in conjunction with the applicable prospectus in order to fully understand all of the implications and risks of the offering of the securities to which the applicable prospectus relates. A copy of the applicable prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. None of the Securities and Exchange Commission, the Attorney General of the State of New York or any state securities commission has approved or disapproved of the securities described herein or determined if the applicable prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Note: To invest in FS Global Credit Opportunities Fund—A or FS Global Credit Opportunities Fund—D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

FS² Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | www.fs2cap.com | Member FINRA/SIPC

Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds.

Terms of Use | Privacy Policy | Corporate Governance



Terms of Use

Use & Acceptance

Thank you for visiting our website. Please read these Terms of Use carefully. By accessing this website, you acknowledge and agree to all of the terms, conditions, notices and disclaimers contained herein and in our Privacy Policy, which is incorporated herein by reference.

Ownership

Franklin Square Capital Partners is a sponsor of innovative alternative investment products distributed to the public through retail broker-dealers and investment advisors. The intellectual property included herein, including, but not limited to, the trade name, trade mark, domain name and website contents, are owned and maintained by Franklin Square Capital Partners. For purposes of these Terms of Use, Franklin Square Capital Partners, together with its subsidiaries and affiliates, including FB Income Advisor, LLC, FS Investment Corporation, FSIC II Advisor, LLC, FS Investment Corporation II, FS Investment Advisor, LLC, FS Energy and Power Fund, FS Global Advisor, LLC, FS Global Credit Opportunities Fund, FS Global Credit Opportunities Fund—A and FS Global Credit Opportunities Fund—D shall be collectively referred to as "Franklin Square".

Modification

Franklin Square may update and change these Terms of Use from time to time without prior notice to you. All such changes will be posted on this website. You must review these Terms of Use and the Privacy Policy each time you use this website to confirm that you still agree to abide by the terms of each. You agree that by using this website after changes have been made to these Terms of Use and/or the Privacy Policy you are agreeing to be bound by such changes.

Franklin Square Products & Services

The products and services for which information or investment information access is included on this website may be offered by Franklin Square or any of its affiliates. These products and services may change at any time and may not be available in all geographic areas.

General Terms of Use

You are solely responsible for your use of this website, for all use made by others using your user ID and password, and for ensuring that such use is in full compliance with these Terms of Use. The information published on, and, where applicable, the investment information access provided through, this website are provided to visitors, registered representatives and Franklin Square investors as a convenience and for informational purposes only. Franklin Square does not represent that the information contained on this website is the most current information available nor that such information is necessarily complete. Therefore, you should not rely on the information contained on this website when making decisions. All decisions based on information published on this website are your sole responsibility.

Links to Other Websites

For your convenience, this website may contain links to other websites not operated by or affiliated with Franklin Square. Franklin Square does not endorse or control such linked websites, and is therefore not responsible for any information contained on those websites. Accordingly, Franklin Square will not be liable, directly or indirectly, for any damages resulting from the use or reliance on information or advertisements contained in a linked website.

Copyrights & Trademarks

Franklin Square is the owner and/or authorized user of all intellectual property rights in all materials used herein (including information and compilations of data, artwork, text, video, audio, images or pictures and the arrangement thereof — collectively, the "Content"). The Content may not be copied, distributed or transmitted in any manner without the prior written consent of Franklin Square. You may download, print and store copies of the Content for personal, non-commercial use, provided that you do not modify or alter the Content in any way, nor delete or change any copyright or trademark notice. You acknowledge that some or all of the rights, title and/or interests in and to the products, technology and/or processes described in or used in connection with this website may be the subject of other intellectual property rights reserved by Franklin Square or other third parties. Except as expressly provided herein, no license is granted with respect to any intellectual property rights, and all right, title and/or interest in and to the Content and/or any products, technology and/or processes described on this website, shall at all times remain the property of Franklin Square, its licensors or third-parties.

The registered and unregistered trademarks, logos and service marks (collectively, the "Trademarks") displayed on this website are trademarks of Franklin Square, its licensors or third parties. Nothing contained on this website should be construed as granting any license or right to use any such Trademark without the prior written consent of Franklin Square or the respective third-party owner. You are hereby advised that Franklin Square will aggressively enforce its intellectual property rights, including pursuing all remedies available under civil and criminal law. The Content is protected under the copyright laws of the United States, as well as other intellectual property laws. Reproducing, republishing or copying the information contained on this website, in any form, is prohibited without the prior written consent of Franklin Square and/or its licensors, which can be requested by sending an email to the email address listed in the contact section of this website. Please note that any unauthorized entry (commonly known as hacking) into any portion of this website may constitute a crime under state and/or federal law. Franklin Square will prosecute these violations to the fullest extent permitted by law. Links to this website are strictly prohibited without the prior written consent of Franklin Square.

No Warranties; Limitation of Liability

THE INFORMATION CONTAINED IN AND THE PRODUCTS AND SERVICES DESCRIBED ON THIS WEBSITE ARE PROVIDED "AS IS" AND FRANKLIN SQUARE MAKES NO WARRANTIES OF ANY KIND, EITHER EXPRESS OR IMPLIED, INCLUDING WITHOUT LIMITATION WARRANTIES OF FITNESS FOR A PARTICULAR PURPOSE, MERCHANTABILITY AND NON-INFRINGEMENT. In addition, this website utilizes information prepared by us from internal and external sources, which we believe to be reliable. However, we do not represent that this information is accurate, complete or up-to-date. It is your responsibility to evaluate the accuracy, completeness or usefulness of any information available through this website. Franklin Square is not responsible for the content of any off-site pages or other sites linked to this website and shall not be liable for any damages or injury arising out of access to or use of such content. Any links to other websites are not intended as referrals or endorsements but are provided to the users of this website solely for convenience and informational purposes. Franklin Square makes no representations or warranties that website content is applicable to or appropriate for use in locations outside of the United States.

Franklin Square cannot and does not guarantee or warrant that the files available for downloading from this website and any services will be free from infections or viruses, worms, Trojan horses or other code that manifests contaminating or destructive properties. In no event shall Franklin Square, its affiliates or any of its or their officers, directors, trustees, shareholders, partners, members, employees, representatives or agents be liable for incidental, consequential, special, direct, indirect, exemplary or punitive damages, including lost profits, that result from or are related to the information published on this website (even if Franklin Square has been advised of the possibility and likelihood of such damages). You specifically agree to hold Franklin Square, its affiliates and any of its or their officers, directors, trustees, shareholders, partners, members, employees, representatives and agents harmless and agree that they will not be liable for any damages or losses caused, directly or indirectly, by software failure, system failure, website security failure, unauthorized access to this website or any other technical problem. Without limiting the generality of the foregoing, neither Franklin Square, nor any other party involved in creating, producing or delivering this website, shall be liable for: 1) any loss or injury caused, in whole or in part, by its actions, omissions or negligence, or for contingencies beyond its control, in procuring, compiling, or delivering investment information or other information presented at this website; 2) any errors, omissions or inaccuracies in investment information or other information presented at this website regardless of how caused, or delays or interruptions in delivery of the investment information or other information presented at this website; 3) any decision made or action taken or not taken in reliance upon the investment information or other information presented at this website; 4) any damages or injury resulting from your access to this website, including, but not limited to, damage to or failure by your computer equipment or other property, communication line failures, computer viruses or inability to access this website; or 5) any other direct, incidental, consequential, indirect, or punitive damages or losses, whether in contract, tort or otherwise, arising out of access to or use of the website.

Prohibited Uses; User Liability

Because all servers have a limited capacity and are used by many people, this website may not be used in a manner that could damage or overburden any Franklin Square server or any network connected to any Franklin Square server. Furthermore, this website may not be used in a manner that would interfere with any other party's use of this website. Franklin Square reserves the right to monitor your use of this website and any communications by you related to such use. Franklin Square assumes no liability in connection with its monitoring activities. If your use of this website violates any provision of these Terms of Use or any applicable law, Franklin Square reserves the right to discontinue, restrict, change, limit or permanently revoke your right to use the services provided on this website. You hereby agree to be responsible for any and all liabilities, costs and expenses (including attorney's fees and court costs) arising from any technical disruption of or damage to this website (including the software and systems that transmit this website) caused directly or indirectly by your use of this website.

Indemnification

You hereby agree to indemnify and hold Franklin Square, its subsidiaries, affiliates and any of its or their officers, directors, trustees, shareholders, partners, members, employees, representatives or agents harmless from and against any and all damages, liabilities, claims, demands, suits, actions, causes of action, losses, costs and expenses (including attorney's fees and court costs) arising from your use of this website, or from your violation of any provision of these Terms of Use.

Information Collected

For information on the privacy practices employed by Franklin Square with respect to the collection, protection and use of information transmitted to this website, please review the terms of our Privacy Policy. It is not the responsibility or obligation of Franklin Square to authenticate, confirm or otherwise verify the accuracy or propriety of information transmitted via this website. Franklin Square shall not be liable for any damage or loss arising from inaccurate or unauthorized transmissions via this website or e-mail.

Multiple Party Account Holders

If an investment in any Franklin Square-affiliated entity is held in the name of more than one party (a "multiple party investment"), each named party shall be allowed access to such investment information via this website, subject to these Terms of Use. If you are the holder of a multiple party investment and you access information about such investment via this website, you hereby warrant that you have informed all other named parties on such investment that you have signed-up for access to the investment information online and that such other named parties have consented to your access to the investment information via this website. In addition, you hereby warrant that you and all other named parties on your multiple party investment have agreed that all transmissions concerning your multiple party investment are binding on all named parties on such investment, irrespective of who initiated the transmission. Accordingly, you shall be liable to all other named parties on your multiple party investments for all consequences of any transmissions regarding your multiple party investments. It is not the responsibility or obligation of Franklin Square to authenticate, confirm or otherwise verify the accuracy or propriety of information transmitted via this website with all parties named on a multiple party investment. Franklin Square shall not be liable for any damage or loss arising from inaccurate or unauthorized transmissions via this website or via e-mail with regard to a multiple party investment.

Securities Information

The information provided in this website does not constitute investment, tax, financial, legal or other advice. Information received via this website should not be relied upon for personal, investment, tax, legal or financial decisions, and prior to the execution of any transaction by you related to any information you have obtained from this website or the services described herein, you should consult with your financial, tax and investment advisors and an attorney, or otherwise seek appropriate professional advice tailored to your situation. This website and the services described herein are published solely for informational purposes and are not a solicitation, recommendation, endorsement or offer by Franklin Square or a third party to buy or sell any stock, mutual fund, security or other financial instrument. The investment information provided on the website does not attempt or claim to be a complete description of the securities, markets, or developments referred to in the materials. All expressions of opinion are subject to change without notice.

Franklin Square does not undertake to advise any third party via this website of any material developments regarding Franklin Square or its subsidiaries or affiliates. Franklin Square, its affiliates and their respective officers, directors, trustees, shareholders, partners, members, employees, representatives or agents may have clients with positions in securities or companies mentioned on this website, and Franklin Square may have business relationships with such companies.

Jurisdiction

The laws of the Commonwealth of Pennsylvania shall govern all matters arising out of the use of this website, and by accessing this website you irrevocably consent to the jurisdiction of the courts located in the Southeastern District of Pennsylvania or the County of Philadelphia in the Commonwealth of Pennsylvania for any cause of action in connection with your use of this website. Should your use of this website or the content published on this website be contrary to the laws of the jurisdiction from where you access this website, then this website is not intended for your use, and you should discontinue use of this website. You are solely responsible for knowing the laws of your jurisdiction and for assuring your compliance with such laws.

Use Outside of United States; Limited Availability

Not all products or services described on this website may be available to all persons or entities or in all jurisdictions. This website was created in the United States. This website and/or the services may not comply with legal requirements in foreign countries. Any and all information obtained from this site is not provided for and may not be used by any person or entity in any jurisdiction in violation of applicable laws, rules or regulations.

Severability

If a court determines any provision of these Terms of Use to be illegal or unenforceable, then such provision will be eliminated or enforced to the maximum extent possible, and the remaining provisions of these Terms of Use will remain in full force and effect.

Arbitration

You agree that Franklin Square, at its sole discretion, may require you to submit any disputes arising from the use of this website, the services described herein, and/or these Terms of Use, including those concerning their interpretation, violation, nullity, invalidity, non-performance or termination, as well as disputes regarding the adaptability of these Terms of Use to newly arisen circumstances to final and binding arbitration under the International Rules of Arbitration of the American Arbitration Association, by one or more arbitrators appointed in accordance with such rules.

Notwithstanding these rules, however, such proceeding shall be governed by the laws of the Commonwealth of Pennsylvania as set forth herein. Any award in an arbitration initiated under this clause shall be limited to monetary damages and shall include no injunction or direction to any party other than the direction to pay a monetary amount. Further, the arbitrator shall have no authority to award punitive, consequential or other damages not measured by the prevailing party's actual damages in any arbitration initiated under this clause, except as may be required by statute.

Entire Agreement

These Terms of Use and the Privacy Policy constitute your entire agreement with Franklin Square regarding this website and the services described herein, and supersede all prior or contemporaneous communications and proposals, whether electronic, oral or written between the user and Franklin Square with respect to this website or any services described herein.



Privacy Policy

Franklin Square Capital Partners ("we", "our", "us" or "Franklin Square") and its affiliates take measures to ensure that the use and disclosure of your private personal information is consistent with applicable law.

This Consumer Information Privacy Policy (this "Privacy Policy") explains what non-public personal information we collect, why we collect it, how we protect your non-public personal information, and how and why, in certain cases, we share such information with our affiliates or with other parties. This Privacy Policy may be amended from time to time.

This Privacy Policy applies to non-public personal information collected or used in connection with our offerings of investment funds and services to individuals for personal, family or household purposes. This disclosure is made on behalf of Franklin Square and its affiliates listed under the heading "Application of Privacy Policy to Franklin Square and Our Affiliates" below.

This Privacy Policy applies only to current and former investors in funds sponsored by Franklin Square who have a direct relationship with one of the issuing companies. If you own shares of a Franklin Square investment fund or receive services in the name of a third-party broker-dealer, investment adviser or other financial service provider, that third party's privacy policies may apply to you.

Information That We Collect and May Disclose

We collect information from and about you in order to provide the level of service that you expect. Non-public personal information about you may include: your name, mailing address, e-mail address, tax identification number, age, account information, investment amounts in our funds, marital status, number of dependents, assets, debts, income, net worth, employment history, financial statements, beneficiary information, personal bank account information, credit history information, broker-dealer, financial adviser, individual retirement account ("IRA") custodian, account joint owners and other similar parties, the Franklin Square investment funds and services you purchase, your Franklin Square investment balance and transactional history, the fact that you are or have been an investor in Franklin Square investment funds and particulars related to any such investment.

Specific examples of personal information that we may collect and may disclose to affiliates and certain third parties include:

- Information we receive from you on applications, subscription agreements or other forms. Examples include your name, mailing address and e-mail address.
- Information about your transactions with us, our affiliates and others, such as account balances, payment history, account activity and financial statements.
- If you visit our Internet websites, including www.fsinvestmentcorp.com, www.fsenergyandpowerfund.com, www.fsinvestmentcorpii.com, www.fsgcofund.com, www.fs2cap.com and www.franklinsquare.com (each a "website" and, collectively, the "websites"), information you submit to us on our website forms and information we collect through "cookies."
- If you create a login and password on one of the websites to access your Franklin Square investment, we will collect and use the login and password to verify your identity and for our internal use in maintaining your website account.
- Information obtained from others, such as credit reports from consumer credit reporting agencies.

How We Use and Disclose Information

Franklin Square, its affiliates and its third-party service providers work together to provide a variety of investment funds and services and may need to share some or all its non-public personal information collected about you to maintain an efficient and effective network of products and services. We believe that by sharing information about you and your accounts with our affiliates and partners, we are better able to serve your investment needs and to suggest services or educational materials that may be of interest to you. The responsible use and disclosure of the non-public personal information we collect is crucial to our ability to provide our clients with the types of products and services they expect and may occur under a variety of different circumstances. For example, we may:

- Use your personally identifiable information internally for the purposes of furthering our business, which may include analyzing your information, matching your information with the information of others, processing services, maintaining accounts, resolving disputes, preventing fraud and verifying your identity.
- Disclose your personally identifiable information when required by law (e.g. in connection with judicial, administrative or investigative matters).
- Use and disclose your personally identifiable information on an aggregate basis. This means that we may combine parts of your information with parts of the information from our other investors without including your name, complete telephone number, complete e-mail address or your street address in the combination. Examples of how we use aggregate information include determining the most common zip code among investors that use the websites and disclosing that zip code to other parties, or determining and disclosing demographic information such as the average income of investors in our funds.

Sharing With Our Affiliates

We may share your personally identifiable information with our affiliates engaged in investment or other related financial service activities. Examples might include customer-initiated service requests, establishing and managing your investment, completing your investor transactions and sharing information with parties acting at your request and on your account, such as your broker-dealer, financial advisor, joint owners and IRA custodian.

Sharing With Non-affiliated Service Providers

We may disclose your personal information to non-affiliated service providers who perform business functions on our behalf, which may include marketing of our own investment funds and services, check printing and data processing. Non-affiliated third party service providers often aid us in the efficient and effective delivery of services and there may be circumstances in which it is necessary to disclose non-public personal information we collect to such parties. However, before we disclose non-public personal information to a non-affiliated party, we require it to agree to keep our investor information confidential and secure and to use it only as authorized by us.

Also, we will only share your non-public information with non-affiliated third parties under circumstances not covered by state or federal law "opt-out" notice exceptions, such as servicing a financial product or service authorized by the customer, resolving consumer disputes and protecting against potential fraud or unauthorized transactions. Should this policy ever change in the future, you will be given adequate notice and the option to "opt-out" of such disclosure.

We may also disclose the following information to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements:

- Information we receive from you on applications or other forms, such as your name, address, social security number, assets and income.
- Information about your transactions with us, our affiliates or others, such as your payment history and parties to the transactions.
- Information we receive from a consumer-reporting agency, such as your creditworthiness and credit history.

We require all joint marketers to have written contracts with us that specify appropriate use of your personal information, require them to take steps to safeguard your personal information and prohibit them from making unauthorized or unlawful use of your personal information.

Franklin Square and its affiliates do not share, sell or rent your personal private information with outside marketers who may want to offer their own products and services to you.

How We Protect Your Information

Franklin Square and its affiliates maintain a comprehensive information security program designed to ensure the security and confidentiality of customer information, protect against threats or hazards to the security of such information and prevent unauthorized access. This program includes:

- Procedures and specifications for administrative, technical and physical safeguards.
- Security procedures related to the processing, storage, retention and disposal of confidential information.
- Programs to detect, prevent and, when necessary, respond to attacks, intrusions or unauthorized access to confidential information.
- Restricting access of customer information to employees who need to know that information to provide products and services to you, and appointing specific employees to oversee our information security program.

Availability of This Privacy Policy

We will provide notice of this Privacy Policy annually, as long as you maintain an ongoing relationship with us. The most up-to-date Privacy Policy is posted on our website. For additional information you may call our Privacy Policy Specialist at 1-215-495-1172.

Notification of Changes to Our Privacy Policy

If we decide to change this Privacy Policy, we will post those changes on our website so our users and investors are always aware of what information we collect, use and disclose. If at any point we decide to use or disclose your personally identifiable information in a manner different from that stated at the time it was collected, we will notify you in writing. We will otherwise use and disclose a user's or an investor's personally identifiable information in accordance with the privacy policy that was in effect when such information was collected.

Change in Control

If Franklin Square or any of its affiliates experience a "change in control" (as defined below), then we may amend our information practices as described in this Privacy Policy. We will disclose your personally identifiable information to the company or other legal entity that succeeds us (subject to the change in control or the operation of the website). The privacy policy of the succeeding legal entity will then govern the personally identifiable information that Franklin Square or its affiliates collected from you under this Privacy Policy or such successor entity's privacy policy. However, if applicable law prohibits the succeeding legal entity's privacy policy from governing your personally identifiable information, then this Privacy Policy shall continue to govern. "Change in control" means any of the following events:

- A reorganization, merger, consolidation, acquisition or other restructuring involving all or substantially all of Franklin Square's or an affiliate's voting securities and/or assets, by operation of law or otherwise.
- Insolvency.
- A general assignment for the benefit of creditors.
- The appointment of a receiver.
- The filing of a bankruptcy or insolvency proceeding.
- The liquidation of assets.

Questions about This Privacy Policy

If you have any questions about this Privacy Policy and/or our personal information practices, please call our Privacy Policy Specialist at 1-215-495-1172.

Application of Privacy Policy to Franklin Square and Our Affiliates

This Privacy Policy applies to Franklin Square and the following affiliated Franklin Square companies: FS2 Capital Partners, LLC; Franklin Square Holdings, L.P.; Franklin Square Holdings, G.P., LLC; FB Income Advisor, LLC; FS Investment Corporation, FSIC II Advisor, LLC, FS Investment Corporation II, FS Investment Advisor, LLC, FS Energy and Power Fund, FS Global Advisor, LLC, FS Global Credit Opportunities Fund and their respective subsidiaries and all other funds or entities created in the future that offer investment STET or services to individuals for personal, family or household purposes.

FS GLOBAL CREDIT OPPORTUNITIES FUND

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Corporate Governance

- Adviser Code of Ethics
- Funds Code of Ethics
- FS Global Opportunities Fund—A Audit Committee Charter
- FS Global Opportunities Fund—D Audit Committee Charter
- FS Global Opportunities Fund—A Distribution Reinvestment Plan
- FS Global Opportunities Fund—D Distribution Reinvestment Plan
- FS Global Opportunities Fund—A Charter of the Nominating and Corporate Governance Committee
- FS Global Opportunities Fund—A Charter of the Nominating and Corporate Governance Committee

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by means of the applicable prospectus. A copy of the applicable prospectus is available free of charge by contacting the Fund at Cira Centre, 2929 Arch Street, Suite 675, Philadelphia, PA 19104, by phone at 215-495-1150 or by visiting www.fsgcofund.com. This sales and advertising literature must be read in conjunction with the applicable prospectus in order to fully understand all of the implications and risks of the offering of the securities to which the applicable prospectus relates. A copy of the applicable prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. None of the Securities and Exchange Commission, the Attorney General of the State of New York or any state securities commission has approved or disapproved of the securities described herein or determined if the applicable prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Note: To invest in FS Global Credit Opportunities Fund—A or FS Global Credit Opportunities Fund—D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

FS^2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | www.fs2cap.com | Member FINRA/SIPC

Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds.